Contingencies and Capital Commitments (Schedule of Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	$ 2,312
Buildings [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	2,185
Computer equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	126
Machinery and Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	1
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	653
Not later than one year [member] | Buildings [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	563
Not later than one year [member] | Computer equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	89
Not later than one year [member] | Machinery and Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	1
Later than one year and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	1,025
Later than one year and not later than three years [member] | Buildings [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	988
Later than one year and not later than three years [member] | Computer equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	37
Later than three years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	634
Later than three years and not later than five years [member] | Buildings [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payment	$ 634